Consolidated Statements of Operations and Other Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Revenue:
Total revenue, net	$ 24,183,590	$ 29,659,081
Operating costs and expenses:
Cost of sales and service	2,507,071	1,180,671
Commissions	13,564,618	21,526,326
Selling and marketing	1,696,133	878,936
Salary and related	6,593,421	4,272,355
Professional fees	1,356,574	1,620,370
General and administrative	7,559,192	4,121,279
Total operating costs and expenses	33,277,009	33,599,937
Net loss from operations	(9,093,419)	(3,940,856)
Other income (expense):
Gain (loss) on debt extinguishment	2,018,791	19,387
Gain (loss) on fair value of derivative liability	571,231	(214,376)
Gain (loss) on bargain purchase		971,282
Gain (loss) on deconsolidation	53,739
Realized gain (loss) on cryptocurrency	(815)	16,241
Unrealized gain (loss) on cryptocurrency	113,369	106,488
Impairment expense	(4,230,741)
Interest expense	(6,274,436)	(1,842,461)
Interest expense, related parties	(4,403,332)	(20,000)
Other income (expense)	(32,195)	(3,032)
Total other income (expense)	(12,184,389)	(966,471)
Income (loss) before income taxes	(21,277,808)	(4,907,327)
Income tax expense	(7,383)	(70,768)
Net income (loss)	(21,285,191)	(4,978,095)
Less: net income (loss) attributable to the noncontrolling interest		32,941
Net income (loss) attributable to Investview stockholders	$ (21,285,191)	$ (5,011,036)
Income (loss) per common share, basic and diluted	$ (0.01)	$ (0.00)
Weighted average number of common shares outstanding, basic and diluted	2,937,880,878	2,234,117,482
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	$ (21,421)	$ 3,846
Total other comprehensive income (loss)	(21,421)	3,846
Comprehensive income (loss)	(21,306,612)	(4,974,249)
Less: comprehensive income (loss) attributable to the noncontrolling interest		(3,846)
Comprehensive income (loss) attributable to Investview shareholders	(21,306,612)	(4,978,095)
Subscription Revenue [Member]
Revenue:
Total revenue, net	22,425,173	27,023,202
Equipment Sales [Member]
Revenue:
Total revenue, net		694,954
Cryptocurrency Mining Revenue [Member]
Revenue:
Total revenue, net		1,940,925
Mining Revenue [Member]
Revenue:
Total revenue, net	1,745,138
Fee Revenue [Member]
Revenue:
Total revenue, net	$ 13,279